Income/(Loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Class A Common Shares
Numerator:
Net (loss)/income attributable to common shareholders, Basic	¥ 2,309	$ 340	¥ (2,028)
Net (loss)/income attributable to common shareholders, Diluted	¥ 2,339	$ 345	¥ (2,028)
Denominator:
Dilutive share options and restricted share units	3,977,667	3,977,667
Weighted average number of shares used in calculating basic (loss)/income per share	62,427,953	62,427,953	63,325,008
Weighted average number of shares used in calculating diluted (loss)/income per share	66,405,620	66,405,620	63,325,008
Basic (loss)/income per share | (per share)	¥ 0.04	$ 0.01	¥ (0.03)
Diluted (loss)/income per share | (per share)	¥ 0.04	$ 0.01	¥ (0.03)
Class B Common Shares
Numerator:
Net (loss)/income attributable to common shareholders, Basic	¥ 628	$ 93	¥ (545)
Net (loss)/income attributable to common shareholders, Diluted	¥ 598	$ 88	¥ (545)
Denominator:
Weighted average number of shares used in calculating basic (loss)/income per share	17,000,189	17,000,189	17,000,189
Weighted average number of shares used in calculating diluted (loss)/income per share	17,000,189	17,000,189	17,000,189
Basic (loss)/income per share | (per share)	¥ 0.04	$ 0.01	¥ (0.03)
Diluted (loss)/income per share | (per share)	0.04	0.01	(0.03)
ADS
Denominator:
Basic (loss)/income per share | (per share)	0.49	0.07	(0.4)
Diluted (loss)/income per share | (per share)	¥ 0.47	$ 0.07	¥ (0.4)